Segment Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Segment Information [Abstract]
Net interest income		$ 41,013	$ 39,982
Provision expense		(419)	2,980
Noninterest income		9,864	11,438
Noninterest expense		37,280	36,133
Tax expense	[1]	2,284	2,048
Net income		11,732	10,259
Assets		1,249,769	1,186,932
Banking [Member]
Segment Information [Abstract]
Net interest income		38,883	37,825
Provision expense		(500)	2,945
Noninterest income		8,831	10,344
Noninterest expense		34,847	33,693
Tax expense		2,149	1,886
Net income		11,218	9,645
Assets		$ 1,235,231	$ 1,173,820
Banking [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Segment Information [Abstract]
Concentration percentage		94.10%	94.30%
Consumer Finance [Member]
Segment Information [Abstract]
Net interest income		$ 2,130	$ 2,157
Provision expense		81	35
Noninterest income		1,033	1,094
Noninterest expense		2,433	2,440
Tax expense		135	162
Net income		514	614
Assets		$ 14,538	$ 13,112

[1]	Effective income tax rates were 16.3% for 2021 and 16.6% for 2020